Fair Value Measurements - Summary Of Change in Derivative Warrant Liabilities Measured At Fair Value (Detail) - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities, Beginning balance				$ 15,871,750				$ 15,871,750	$ 15,871,750
Change in fair value of warrant liabilities	$ 0	$ (2,441,750)			$ 2,355,500	$ 2,355,500		2,298,250	(387,750)
Derivative warrant liabilities, Ending balance		18,170,000			15,871,750	15,871,750	$ 15,484,000	18,170,000	15,484,000
Derivative Warrant Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities, Beginning balance		0	$ 4,376,750	15,871,750			4,376,750	15,871,750	15,871,750
Transfer of public warrant liabilities to Level 1				(8,625,000)	13,516,250		(4,376,750)
Change in fair value of warrant liabilities			0	(2,870,000)	2,355,500		0
Transfer of private warrant liabilities to Level 2			(4,376,750)
Derivative warrant liabilities, Ending balance		$ 0	$ 0	$ 4,376,750	$ 15,871,750	$ 15,871,750	$ 0	$ 0	$ 0